32 Operating Costs and Expenses (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Property Plant And Equipment Telecommunications Segment [Member]
Disclosure of operating costs and expenses [line items]
Write offs of fixed assets	R$ 124,067
Wind Farms Of The Brisa Complex [Member]
Disclosure of operating costs and expenses [line items]
Revenue related to the reimbursement	R$ 97,664	R$ 72,068